Organization, Business Operations and Going Concern (Details Narrative) - USD ($)																									3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 17, 2024	Jul. 16, 2024	Jun. 17, 2024	Jun. 15, 2024	May 17, 2024	May 15, 2024	Apr. 16, 2024	Mar. 13, 2024	Feb. 17, 2024	Feb. 16, 2024	Feb. 13, 2024	Jan. 16, 2024	Dec. 19, 2023	Dec. 15, 2023	Nov. 09, 2023	Oct. 11, 2023	Oct. 10, 2023	Sep. 12, 2023	Sep. 08, 2023	Aug. 08, 2023	Aug. 02, 2023	Feb. 02, 2023	Nov. 10, 2022	Aug. 17, 2021	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 14, 2024	Jul. 30, 2024	Feb. 15, 2024	Feb. 09, 2024	Nov. 20, 2023	Aug. 04, 2023	Jul. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	May 09, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation																											Jan. 05, 2023			Jan. 05, 2023
Excise tax payable																										$ 188,766				$ 188,766									$ 11,515
Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation																										Nov. 05, 2020		Nov. 05, 2020	Nov. 05, 2020		Nov. 05, 2020
Transaction costs																								$ 3,537,515
Underwriting commissions																								1,500,000
Other offering costs																								2,037,515
Proceeds held in trust account																								$ 150,000,000	$ 16,126,337	$ 25,871,565	$ 16,126,337	$ 15,771,190	$ 16,126,337	25,871,565	$ 25,324,028									$ 150,844,925
Trust assets value per unit																								$ 10
Maturity period of government securities																								185 days
Redemption outstanding public shares																								100.00%
Percentage of trust assets for acquisition																								80.00%
Percentage of ownership for acquisition																								50.00%
Net tangible assets for acquisition																								$ 5,000,001
Extended period from IPO closing to complete acquisition																								18 months
Percentage of public shares to be redeemed																								100.00%
Interest amount to pay dissolution expenses																								$ 100,000
Minimum trust proceeds per share																								$ 10
Operating account																									$ 13,242	$ 54,000	13,242	107,722	$ 13,242	54,000	$ 60,000
Aggregate loaned amount																			$ 79,099	$ 20,840																		$ 125,245
Payment to acquire restricted investments												$ 70,900
Minimum net worth required for compliance																																					$ 5,000,001
Amount deposited into trust account									$ 248,095												$ 354,502
Debt instrument, interest rate, stated percentage																																		0.00%
Threshold date for consummation of business combination																					Feb. 17, 2024	Aug. 17, 2023		Feb. 17, 2023	Feb. 17, 2023	Feb. 17, 2023			Feb. 17, 2023		Feb. 17, 2023
Number of days prior to the threhold date of completion of business combination in which the business combination agreement could be terminated																							15 days
Net working capital excluding income tax and franchise tax payable																									$ 10,900,000	$ 9,100,000	10,900,000	9,700,000	$ 10,900,000	9,100,000	$ 8,500,000
Percentage of redeemption of public shares																						100.00%
Excise tax payable																									1,395,596	1,291,751	1,395,596	1,395,596	$ 1,395,596	1,291,751	1,291,751									0
Armada Acquisition Corp I [Member] | First Amendment To The Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold date for termination of business combination agreement																							Jan. 31, 2023
Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate loaned amount													$ 70,900
Unsecured Promissory Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate loaned amount																					$ 425,402													$ 297,714
Debt instrument, interest rate, stated percentage																					0.00%													0.00%
Tranche One [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments													70,900
Tranche One [Member] | Armada Acquisition Corp I [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments												70,900	70,900	$ 70,900
Tranche One [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments											$ 49,619									$ 70,900
Tranche Two [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments				$ 49,619		$ 49,619	$ 49,619	$ 49,619		$ 49,619		70,900
Tranche Two [Member] | Armada Acquisition Corp I [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments							49,619					70,900	$ 70,900
Tranche Two [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments								$ 49,619										$ 70,900	70,900
Tranche Three [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments					$ 49,619										$ 70,900	$ 70,900			$ 70,900
Tranche Four [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments			$ 49,619													70,900	$ 70,900
Tranche Five [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments															70,900
First Of November Two Thousand And Twenty Four [Member] | Inflation Reduction Act [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest and penalties percentage																													10.00%
Monthly penalty percentage for underpayment of taxes																													5.00%
Percentage of total tax liability for which the penalty is applicable																													25.00%
Subsequent Event [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate loaned amount																																$ 7,500,000	$ 5,141,250			$ 12,510
Amount deposited into trust account									248,095
Debt instrument, interest rate, stated percentage																																			0.00%
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate loaned amount																																		$ 297,714
Debt instrument, interest rate, stated percentage																																		0.00%
Subsequent Event [Member] | Tranche Two [Member] | Armada Acquisition Corp I [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments	$ 49,619						$ 49,619			$ 49,619		$ 70,900
Subsequent Event [Member] | Tranche Four [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments																$ 70,900
Subsequent Event [Member] | Tranche Five [Member] | Extension Note [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments		$ 49,619													$ 70,900
Related Party [Member] | Armada Acquisition Corp I [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note payable to related parties																									3,056,726	2,776,600	3,056,726	2,776,600	$ 3,056,726	2,776,600	2,564,439									$ 251,754	$ 483,034
Subscription agreement liability																									$ 354,503	$ 6,752	$ 354,503	$ 129,738	$ 354,503	$ 6,752	$ 0
Amount deposited into trust account									$ 248,095